Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 98,753,102	$ 2,812,921
Restricted cash	4,242,314	4,386,659
Loan receivable	2,101,400
Deferred offering costs	1,295
Prepayment and other current assets, net	2,459,200	98,664,545
Total current assets	107,557,311	105,864,125
Non-current assets
Non-marketable investment, net
Total non-current assets
Total assets	107,557,311	105,864,125
Current liabilities
Accrued expenses and other payables	1,711,915	1,762,829
Advance from customers	4,242,314	4,386,659
Tax payables	30,451	30,451
Total current liabilities	5,984,680	6,179,939
Total liabilities	5,984,680	6,179,939
COMMITMENTS AND CONTINGENCIES (Note 8)
SHAREHOLDERS’ EQUITY
Common stock (112,500,000 Class A ordinary shares authorized; US$0.04 par value as of June 30, 2026 and US$0.40 par value for retroactively restated shares as of December 31, 2025; 231,129 shares and 178,980 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively.*)	9,245	71,592
Additional paid-in capital	132,064,308	129,639,826
Accumulated deficit	(30,500,922)	(30,027,232)
Total shareholders’ equity	101,572,631	99,684,186
Total liabilities and shareholders’ equity	$ 107,557,311	$ 105,864,125